Condensed Consolidated Statements of Comprehensive Loss - USD ($)	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Statement Of Comprehensive Income [Abstract]
NET REVENUE	$ 3,000,000
COST OF REVENUE	(425,000)
OPERATING EXPENSES
General and administrative expenses	(5,253,502)	$ (8,613,032)
Research and development expenses	(13,883,992)	(22,630,392)
LOSS FROM OPERATIONS	(16,562,494)	(31,243,424)
NON-OPERATING INCOME AND EXPENSES
Interest income	144,417	239,694
Other income		187,244
Other gains and losses	(38,290)	170,535
Finance costs	(608,502)	(333,367)
Total non-operating income and expenses	(502,375)	264,106
LOSS BEFORE INCOME TAX	(17,064,869)	(30,979,318)
INCOME TAX EXPENSE	(395,290)	(14,439)
NET LOSS FOR THE PERIOD	(17,460,159)	(30,993,757)
Items that will not be reclassified subsequently to profit or loss:
Unrealised losses on investments in equity instruments at fair value through other comprehensive income	(9,046)
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD	$ (17,469,205)	$ (30,993,757)
LOSS PER SHARE
Basic and diluted	$ (0.11)	$ (0.21)